[graphic omitted]

COLONIAL CONNECTICUT TAX-EXEMPT FUND     SEMIANNUAL REPORT

July 31, 1998




                           -----------------------------
                           Not FDIC   May Lose Value
                           Insured    No Bank Guarantee
                           -----------------------------

--------------------------------------------------------------------------------

                 COLONIAL CONNECTICUT TAX-EXEMPT FUND HIGHLIGHTS

                        FEBRUARY 1, 1998 - JULY 31, 1998
INVESTMENT OBJECTIVE: Colonial Connecticut Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates varied considerably, but were essentially unchanged between the beginning and the end of the period. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, Connecticut's strong economy, responsible fiscal management and financial reserves supported the prices of many of the Fund's holdings." -- Gary Swayze

                COLONIAL CONNECTICUT TAX-EXEMPT FUND PERFORMANCE

                                                    CLASS A   CLASS B    CLASS C
Inception dates                                     11/1/91   6/8/92     8/1/97
--------------------------------------------------------------------------------
Distributions declared per share(1)                  $0.195   $0.164     $0.177
--------------------------------------------------------------------------------
SEC yields on 7/31/98(2)                              3.82%    3.25%      3.55%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields(3)                      6.62%    5.63%      6.15%
--------------------------------------------------------------------------------
Six-month total returns, assuming reinvestment        1.62%    1.22%      1.38%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)(4)
--------------------------------------------------------------------------------
Net asset value per share on 7/31/98                 $7.76    $7.76      $7.76

(1) A portion of the Fund's income may be subject to the alternative minimum tax.
(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or Distributor had not waived or borne certain Fund expenses, the SEC yields would have been 3.68% for Class A shares, 3.11% for Class B shares and 3.10% for Class C shares.
(3) Taxable-equivalent SEC yields are based on the combined maximum effective 42.3% federal and Connecticut income tax rate.
(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income and will be taxable when distributed.

QUALITY BREAKDOWN (as of 7/31/98)        TOP FIVE SECTORS (as of 7/31/98)
-------------------------------------    --------------------------------------
AAA ........................... 56.6%    Local General Obligations ..... 22.3%
AA ............................ 29.8%    Hospitals ..................... 13.2%
A .............................  9.8%    State General Obligations ..... 12.5%
BBB ...........................  0.9%    Single Family .................  8.6%
Non-rated .....................  1.9%    Special Non-Property Tax ......  7.1%
Short-term obligations ........  1.0%

Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

In June 1998, Harold Cogger retired as president of Colonial Connecticut Tax-Exempt Fund. I would like to take this opportunity to thank him for his guidance over the past few years and wish him well. As the new president of the Fund, I am pleased to present the semiannual report for Colonial Connecticut Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile, based on uncertainty over the effects of the Asian economic crisis on the U.S. economy. However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

The tax-exempt bond market experienced price volatility similar to that of the broader U.S. government bond market. Early in the period, declines in long-term interest rates that occurred in the fourth quarter of 1997 helped stimulate the supply of municipal bonds. Many issuers rushed to take advantage of low rates to refinance existing higher-coupon debt, as well as to finance new projects. The market found it difficult to absorb the unusually large increase in supply, and prices declined early in 1998. During the six-month period, municipal bond yields became very attractive in comparison to Treasury bonds. The increased investor demand that followed helped push municipal bond prices higher towards the end of July.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Connecticut Tax-Exempt Fund remains a suitable option for their investment portfolios.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    September 11, 1998

Because market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGEMENT REPORT

GARY SWAYZE is portfolio manager of Colonial Connecticut Tax-Exempt Fund and is vice president of Colonial Management Associates, Inc. Mr. Swayze assumed management of the Fund in December 1997.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED
Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. While bond prices fell in late winter, they began to improve during the spring and into the summer as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced alternately declining and rising prices. Supply and demand factors contributed to this volatility. Declines in long-term interest rates during the fourth quarter of 1997 led to an increased supply of municipal bonds that the market initially found difficult to absorb. However, as bond prices declined, investor demand increased again, pushing prices back up during the second half of the period.

FUND WAS POSITIONED TO BENEFIT FROM DECLINING INTEREST RATES
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. Municipal bond prices ended the period close to where they began. However, there was considerable volatility during the six months. First, municipal bond prices declined as surprising economic strength prompted inflation concerns. Later, prices rose as the concerns eased in response to continued weakness in Southeast Asian economies. This volatility had a somewhat dampening effect on the Fund's non-callable holdings. For the six months ended July 31, 1998, the total return for Class A shares was 1.62%, based on net asset value.

CONNECTICUT'S HEALTHY ECONOMY CONTINUED
Connecticut's economic growth remained among the strongest in the Northeast. Total employment, job growth, personal income and tax revenue collections expanded, while the unemployment rate declined to 3.8% in May. An increasingly diversified economy has reduced Connecticut's historical dependence on defense, manufacturing and insurance. The state's solid budget position remains dependent on tax receipt growth, which has benefited from a powerful national economy. In addition, Connecticut has derived significant income and capital gains tax revenues from the many residents who commute to New York City. However, as the state economy approaches full employment and growth in the financial markets slows down, future revenue gains may be less dramatic. Additionally, tighter controls on spending may be required to avoid potential budget shortfalls.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we believe interest rates will continue to vary in the months to come, given the vast changes occurring in economies abroad. Nonetheless, indications continue to point towards declining yields for municipal bonds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COLONIAL CONNECTICUT TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    Growth of $10,000 from 11/1/91 - 7/31/98

   DATE               NAV            POP          S&P 500 INDEX
-----------         ------         ------         -------------
Nov.  1, 91         10,000          9,525            10,000
Nov. 31, 91          9,983          9,509            10,027
Dec. 31, 91         10,234          9,748            10,243
Jan. 31, 92         10,231          9,745            10,266
Feb. 28, 92         10,243          9,756            10,269
Mar. 31, 92         10,211          9,726            10,273
Apr. 30, 92         10,295          9,806            10,365
May  29, 92         10,465          9,968            10,487
Jun. 30, 92         10,689         10,173            10,663
Jul. 31, 92         10,999         10,476            10,982
Aug. 31, 92         10,819         10,305            10,875
Sep. 30, 92         10,875         10,359            10,946
Oct. 30, 92         10,679         10,172            10,839
Nov. 30, 92         11,019         10,496            11,033
Dec. 31, 92         11,143         10,613            11,146
Jan. 29, 93         11,290         10,753            11,275
Feb. 26, 93         11,711         11,155            11,683
Mar. 31, 93         11,600         11,049            11,560
Apr. 30, 93         11,718         11,161            11,676
May  28, 93         11,790         11,230            11,742
Jun. 30, 93         12,030         11,458            11,938
Jul. 30, 93         12,052         11,480            11,953
Aug. 31, 93         12,325         11,740            12,202
Sep. 30, 93         12,490         11,896            12,341
Oct. 29, 93         12,481         11,889            12,365
Nov. 30, 93         12,346         11,760            12,256
Dec. 31, 93         12,575         11,978            12,515
Jan. 31, 94         12,678         12,076            12,658
Feb. 28, 94         12,348         11,761            12,330
Mar. 31, 94         11,774         11,215            11,828
Apr. 29, 94         11,831         11,269            11,928
May  31, 94         11,954         11,387            12,031
Jun. 30, 94         11,864         11,301            11,958
Jul. 29, 94         12,119         11,544            12,177
Aug. 31, 94         12,144         11,567            12,219
Sep. 30, 94         11,921         11,354            12,040
Oct. 31, 94         11,613         11,061            11,926
Nov. 30, 94         11,285         10,749            11,612
Dec. 30, 94         11,664         11,110            11,868
Jan. 31, 95         12,062         11,489            12,207
Feb. 28, 95         12,411         11,822            12,562
Mar. 31, 95         12,539         11,943            12,707
Apr. 28, 95         12,547         11,951            12,722
May  31, 95         12,847         12,237            13,128
Jun. 30, 95         12,680         12,078            13,013
Jul. 31, 95         12,723         12,118            13,136
Aug. 31, 95         12,920         12,306            13,303
Sep. 29, 95         13,030         12,411            13,387
Oct. 31, 95         13,229         12,600            13,581
Nov. 30, 95         13,481         12,841            13,807
Dec. 29, 95         13,647         12,998            13,939
Jan. 31, 96         13,723         13,071            14,045
Feb. 29, 96         13,602         12,955            13,950
Mar. 29, 96         13,408         12,771            13,772
Apr. 30, 96         13,395         12,758            13,733
May  31, 96         13,399         12,763            13,727
Jun. 28, 96         13,532         12,890            13,877
Jul. 31, 96         13,665         13,016            14,003
Aug. 30, 96         13,652         13,003            13,999
Sep. 30, 96         13,824         13,167            14,195
Oct. 31, 96         13,959         13,296            14,356
Nov. 29, 96         14,208         13,533            14,619
Dec. 31, 96         14,157         13,484            14,557
Jan. 31, 97         14,200         13,526            14,584
Feb. 28, 97         14,358         13,676            14,817
Mar. 31, 97         14,192         13,518            14,522
Apr. 30, 97         14,292         13,613            14,644
May  30, 97         14,489         13,800            14,864
Jun. 30, 97         14,647         13,951            15,022
Jul. 31, 97         15,001         14,288            15,348
Aug. 29, 97         14,888         14,181            15,294
Sep. 30, 97         15,068         14,352            15,475
Oct. 31, 97         15,170         14,449            15,575
Nov. 28, 97         15,253         14,528            15,667
Dec. 31, 97         15,458         14,723            15,895
Jan. 30, 98         15,621         14,879            16,059
Feb. 27, 98         15,622         14,880            16,064
Mar. 31, 98         15,624         14,881            16,078
Apr. 30, 98         15,524         14,787            16,006
May  29, 98         15,788         15,038            16,259
Jun. 30, 98         15,850         15,079            16,323
Jul. 31, 98         15,874         15,120            16,364


                 GROWTH OF A $10,000 INVESTMENT MADE ON 11/1/91
                                  AS OF 7/31/98
--------------------------------------------------------------------------------
         CLASS A                   CLASS B                     CLASS C
      NAV        POP           NAV      w/CDSC             NAV      w/CDSC
--------------------------------------------------------------------------------
$15,874       $15,120       $15,165     $15,165          $15,801    $15,801
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                                  As of 7/31/98
--------------------------------------------------------------------------------
                       CLASS A             CLASS B               CLASS C
INCEPTION              11/1/91              6/8/92                8/1/97
                     NAV       POP      NAV        w/CDSC     NAV      w/CDSC
--------------------------------------------------------------------------------
1 YEAR               5.82%    0.80%    5.01%       0.01%      5.34%     4.34%
--------------------------------------------------------------------------------
5 YEARS              5.66     4.64     4.87        4.54       5.57      5.57
--------------------------------------------------------------------------------
LIFE                 7.08     6.31     6.36        6.36       7.01      7.01
--------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                              INVESTMENT PORTFOLIO
                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 97.9%                                      PAR        VALUE
-------------------------------------------------------------------------------
 EDUCATION - 6.9%
  EDUCATION - 6.1%
  State Health & Educational
   Facilities Authority:
   Connecticut College, Series C-1,
                                5.500%  07/01/27         $ 1,000     $  1,038
   Hopkins School, Series 1998-A,
                                4.750%  07/01/23           1,385        1,308
   Trinity College, Series C,
                                6.000%  07/01/12           1,000        1,086
   State University System Issue, Series B,
                                5.250%  11/01/17           2,500        2,532
   Trinity College, Series 1998-F,
                                5.500%  07/01/21           1,000        1,061
   Yale University, Series 1992,
   IFRN (variable rate),
                                8.116%  06/10/30           2,500        2,828
                                                                     --------
                                                                        9,853
                                                                     --------
  STUDENT LOAN - 0.8%
  State Higher Education
   Supplemental Loan Authority:
   Series 1991-A,
                                7.200%  11/15/10             745          802
   Series 1992-A,
                                6.375%  11/15/99             415          425
                                                                     --------
                                                                        1,227
                                                                     --------

-------------------------------------------------------------------------------
 HEALTHCARE - 17.8%
  HOSPITAL - 13.1%
  State Health & Educational
   Facilities Authority:
   Bridgeport Hospital, Series A,
                                6.500%  07/01/12           1,000        1,083
   Danbury Hospital, Series E,
                                6.500%  07/01/14           1,400        1,500
   Hospital for Specialty Care, Series B,
                                5.375%  07/01/17           1,500        1,489
   Norwalk Hospital, Series D,
                                6.250%  07/01/12           1,750        1,884
   Waterbury Hospital,
                                7.000%  07/01/20           4,450        4,753
   St. Francis Hospital & Medical Center, Series B,
                                6.125%  07/01/10           1,000        1,079
   St. Mary's Hospital, Series E,
                                5.500%  07/01/13           1,440        1,489
   St. Raphael Hospital:
     Series E,
                                6.750%  07/01/13           1,400        1,509
     Series 1992-F,
                                6.200%  07/01/14             750          809
     Series 1992-G,
                                6.200%  07/01/14             225          243
     Series 1993-H,
                                5.250%  07/01/09           3,410        3,616
   William W. Backus Hospital, Series C,
                                6.000%  07/01/12             250          265
   Yale-New Haven Hospital:
     Series G,
                                6.500%  07/01/12             500          542
     Series 1996-H,
                                5.500%  07/01/13           1,000        1,050
                                                                     --------
                                                                       21,311
                                                                     --------
  NURSING HOME - 4.7%
  State Development Authority:
   Clintonville Manor Realty, Inc.,
   Series 1992,
                                6.750%  06/20/21           1,490        1,589
   Duncaster Inc., Series 1992:
                                6.700%  09/01/07             500          544
                                6.750%  09/01/15           2,500        2,703
  State Health & Educational
   Facilities Authority:
    Noble Horizons Project, Series 1993,
                                5.875%  11/01/12             640          674
    Pope John Paul II Center for Health,
                                6.250%  11/01/13           2,000        2,208
                                                                     --------
                                                                        7,718
                                                                     --------

-------------------------------------------------------------------------------
 HOUSING - 10.6%
  MULTI-FAMILY - 2.1%
  New Britain Housing Authority,
   Nathan Hale Apartments:
   Series 1992-A,
                                6.500%  07/01/02              95          100
   Series 1992-B,
                                6.875%  07/01/24           2,590        2,738
  Waterbury Nonprofit Housing Corp.,
   Fairmont Heights, Series 1993-A,
                                6.500%  01/01/26             600          631
                                                                     --------
                                                                        3,469
                                                                     --------
  SINGLE-FAMILY - 8.5%
  State Housing Finance Authority:
   Series 1990-B-4,
                                7.300%  11/15/03              90           93
   Series 1991-C-1,
                                6.450%  11/15/11           1,325        1,418
   Series 1991-C-2,
                                6.700%  11/15/22              80           86
   Series 1991-C,
                                6.600%  11/15/23           1,580        1,693
   Series 1992-B,
                                6.700%  11/15/12           2,215        2,392
   Series 1993-B:
                                5.650%  05/15/06             550          583
                                6.200%  05/15/12           5,000        5,311
   Sub-Series C-1,
                                6.350%  05/15/17           1,190        1,269
   Series D-2,
                                5.600%  11/15/21           1,000        1,023
                                                                     --------
                                                                       13,868
                                                                     --------

--------------------------------------------------------------------------------
OTHER - 1.3%
  REFUNDED/ESCROWED (B)
  PR Commonwealth of Puerto Rico,
   Series 1994,
                                6.500%  07/01/23           1,500        1,698
  State Health & Educational
   Facilities Authority:
   Lutheran General Health Care System, Series 1989,
                                7.250%  07/01/04             135          147
   New Britain Hospital, Series 1991-A,
                                7.750%  07/01/22             200          230
                                                                     --------
                                                                        2,075
                                                                     --------

--------------------------------------------------------------------------------
OTHER REVENUE - 0.6%
  PAPER PRODUCTS
  Sprague, International Paper Co.
   Project, Series A,
                                5.700%  10/01/21           1,000        1,029
                                                                     --------
 RESOURCE RECOVERY - 5.3%
  DISPOSAL - 3.3%
  State Development Authority:
   Pfizer Inc. Project, Series 1994,
                                7.000%  07/01/25           2,000        2,313
   Sewer Sludge Disposal Facilities,
   Series 1996,
                                8.250%  12/01/06           1,360        1,433
  State Disposal Facility,
   Netco Waterbury Ltd.,
   Series 1995,
                                9.375%  06/01/16           1,450        1,698
                                                                     --------
                                                                        5,444
                                                                     --------
  RESOURCE RECOVERY - 2.0%
  Bristol Resource Recovery Facility
   Operation Committee, Ogden Martin
   Systems, Inc., Series 1995,
                                6.500%  07/01/14           1,500        1,655
  State Resource Recovery Authority,
   American Re-Fuel Co.,
   Series 1992-A,
                                6.450%  11/15/22           1,425        1,528
                                                                     --------
                                                                        3,183
                                                                     --------

--------------------------------------------------------------------------------
TAX BACKED - 49.0%
  LOCAL GENERAL OBLIGATION - 22.1%
  Bethel,
                                6.500%  02/15/09           1,220        1,424
  Bridgeport, Series 1996-A,
                                6.500%  09/(a)08           3,000        3,477
  Bridgeport, Series A,
                                6.250%  03/01/12           2,465        2,829
  Danbury:
   Series 1992,
                                5.625%  08/15/11             690          755
   Series 1994:
                                4.500%  02/01/12           1,280        1,252
                                4.500%  02/01/13           1,280        1,244
  East Haddam, Series 1991,
                                6.300%  06/15/09             260          280
  Farmington, Series 1993:
                                5.700%  01/15/12             590          646
                                5.700%  01/15/13             570          624
  Granby, Series 1993:
                                6.500%  04/01/09             200          234
                                6.550%  04/01/10             175          206
  Griswold, Series 1992,
                                6.000%  04/15/09             410          442
  Hamden, Series 1992:
                                6.000%  10/01/11             425          459
                                6.000%  10/01/12             425          459
  Hartford County Metropolitan District:
                                5.625%  02/01/11             600          653
                                5.625%  02/01/12             600          651
                                5.625%  02/01/13             600          651
   Series 1991,
                                6.200%  11/15/10             220          253
   Series 1993:
                                5.200%  12/01/12             600          629
                                5.200%  12/01/13             500          523
  Montville, Series 1993,
                                6.300%  03/01/12             335          386
  New Britain:
   Series 1992,
                                6.000%  02/01/08             400          445
   Series 1993-A,
                                6.000%  10/01/12           2,000        2,253
   Series 1993-B,
                                6.000%  03/01/12           1,000        1,123
  North Branford:
                                6.200%  02/15/11             195          208
                                6.200%  02/15/12             225          240
  Norwich, Series 1994:
                                5.750%  09/15/13             875          944
                                5.750%  09/15/14             870          936
  Plainfield, Series 1992,
                                6.375%  08/01/11             500          545
  Somers:
                                6.000%  01/15/11             125          132
                                6.250%  01/15/08             270          287
  South Windsor, Series 1992,
                                6.200%  09/01/10             495          531
  Stamford:
   Series 1992,
                                6.125%  11/01/11           1,050        1,151
   Series 1995:
                                5.250%  03/15/14             590          630
                                5.250%  03/15/14           2,160        2,212
   Series 1998,
                                5.250%  07/15/13           1,500        1,550
  State Regional School District No.14,
   Series 1991,
                                6.100%  12/15/06             285          319
  State Regional School District No.5:
   Series 1992,
                                6.300%  03/01/10             400          432
   Series 1993,
                                5.600%  02/15/12             150          159
  Torrington, Series 1992,
                                6.400%  05/15/10             750          815
  Vernon,  Series 1988,
                                7.100%  10/15/03             250          284
  Waterbury, Series 1993,
                                5.375%  04/15/08             750          783
  West Haven, Series 1993-B,
                                5.400%  06/01/10             705          731
  Westbrook, Series 1992:
                                6.300%  03/15/12             265          306
                                6.400%  03/15/09             630          730
                                                                     --------
                                                                       35,823
                                                                     --------
  SPECIAL NON-PROPERTY TAX - 7.0%
  PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series W,
                                5.500%  07/01/09           1,110        1,203
  State:
   Series 1992-B
                                6.125%  09/01/12           5,100        5,786
   Series 1996-B,
                                6.000%  10/01/06           1,000        1,112
   Series 1996-C,
                                6.000%  10/01/06           2,000        2,225
  State Special Tax Obligation,
   Transportation Infrastructure,
   Series 1994-B,
                                6.000%  10/01/09           1,000        1,103
                                                                     --------
                                                                       11,429
                                                                     --------
  SPECIAL PROPERTY TAX - 0.7%
  State, Second Injury Fund,
   Series 1996-A,
                                6.000%  01/01/06           1,100        1,214
                                                                     --------
  PR Commonwealth of Puerto Rico
   Public Buildings Authority:
    Series 1993-M,
                                5.700%  07/01/16           3,300        3,449
    Series B,
                                5.000%  07/01/13           1,000        1,008
  State Certificates of Participation,
   Middletown Courthouse Project,
                                6.250%  12/15/13             850          913
  State Development Authority,
   Series 1993-A,
                                5.250%  11/15/11             750          783
  State Health & Educational
   Facilities Authority,
   American Health Foundation/Windsor Project,
                                7.125%  11/01/24           2,000        2,293
  State, Middleton Courthouse Project:
                                6.250%  12/15/09           1,685        1,816
                                6.250%  12/15/10             750          807
                                6.250%  12/15/12             100          107
                                                                     --------
                                                                       11,176
                                                                     --------
  STATE GENERAL OBLIGATION - 12.3%
  PR Commonwealth of Puerto Rico:
   Aqueduct & Sewer Authority,
   Series 1995,
                                6.000%  07/01/07           2,750        3,061
   Highway & Transportation Authority, Series X,
                                5.500%  07/01/13           3,000        3,225
   Series 1998,
                                4.875%  07/01/23           2,500        2,414
  State:
   Series A,
                                6.250%  05/15/06           1,000        1,124
   Series 1990-B,
                             (c)        11/15/10           1,450          813
   Series 1993-A,
                                5.600%  11/15/10           1,000        1,071
   Series 1993-B,
                                5.400%  09/15/09           3,000        3,234
   Series 1995-B,
                                5.375%  10/01/15           5,000        5,147
                                                                     --------
                                                                       20,089
                                                                     --------
 UTILITY - 6.4%
  JOINT POWER AUTHORITY - 0.7%
  State Municipal Electric Energy
   Cooperative, Series 1996-A,
                                5.000%  01/01/09           1,040        1,074
                                                                     --------
  WATER & SEWER - 5.7%
  South Central Regional Water Authority,
   Series 11,
                                5.750%  08/01/12           2,000        2,138
  State Clean Water Fund:
   Series 1991,
                                7.000%  01/01/11           1,850        2,007
   Series 1992,
                                6.125%  02/01/12           3,730        4,033
   Series 1993,
                                5.875%  04/01/09           1,000        1,115
                                                                     --------
                                                                        9,293
                                                                     --------

  TOTAL MUNICIPAL BONDS (cost of $147,519)                            159,275
                                                                     --------

OPTIONS - 0.0%                                           CONTRACTS
-------------------------------------------------------------------------------
  September 1998 Treasury Bond Call:
    Strike price 124, expiration 9/18/98
     (cost of $43)                                            40           11
                                                                     --------

  TOTAL INVESTMENTS (cost of $147,562)(d)                             159,286
                                                                     --------

SHORT TERM OBLIGATIONS - 1.0%                                PAR
-------------------------------------------------------------------------------
  VARIABLE SERIES DEMAND NOTES (e)
  FL Pinellas County Health Facilities
   Authority,
   Series 1985,
                                3.700%  12/01/15             100          100
  ID State Health Facilities Authority,
   St. Lukes Regional Medical Facility,
   Series 1995,
                                3.700%  05/01/22           1,100        1,100
  MS Perry County,
   Leaf River Forest Project,
                                3.700%  03/01/02             200          200
  NC Craven County Industrial Facilities &
   Pollution Control Financing Authority,
   John Hancock Resource Recovery, Inc.,
                                3.800%  05/01/11             100          100
  NM Farmington,
   Arizona Public Service Co.,
   Four Corners Project, Series 1994 B,
                                3.700%  09/01/24             100          100
                                                                     --------

  TOTAL SHORT TERM OBLIGATIONS                                          1,600
                                                                     --------

OTHER ASSETS & LIABILITIES, NET - 1.1%                                  1,809
-------------------------------------------------------------------------------

  NET ASSETS - 100.0%                                                $162,695
                                                                     ========


NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $3,477 are being used to collateralize open calls on futures.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) Zero coupon bond.
(d) Cost for federal income tax purposes is the same.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1998.

                Acronym                    Name
                -------                    ----
                  IFRN            Inverse Floating Rate Note

                      STATEMENT OF ASSETS & LIABILITIES
                          JULY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $147,562)                               $159,286
Short-term obligations                                                1,600
                                                                   --------
                                                                    160,886
Receivable for:
  Interest                                             $ 2,045
  Investments sold                                         142
  Fund shares sold                                         106        2,293
                                                                   --------
    Total Assets                                                    163,179

LIABILITIES
Payable for:
  Fund shares repurchased                                  240
  Distributions                                            210
Accrued:
  Deferred Trustees fees                                     4
Other                                                       30
                                                       -------
    Total Liabilities                                                   484
                                                                   --------

NET ASSETS                                                         $162,695
                                                                   ========

Net asset value & redemption price per share -
Class A ($78,577/10,120)                                              $7.76(a)
                                                                   ========
Maximum offering price per share - Class A
($7.76/0.9525)                                                        $8.15(b)
                                                                   ========
Net asset value & offering price per share -
Class B ($83,358/10,736)                                              $7.76(a)
                                                                   ========
Net asset value & offering price per share -
Class C ($760/98)                                                     $7.76(a)
                                                                   ========

COMPOSITION OF NET ASSETS
Capital paid in                                                    $156,605
Overdistributed net investment income                                  (175)
Accumulated net realized loss                                        (5,459)
Net unrealized appreciation                                          11,724
                                                                   --------
                                                                   $162,695
                                                                   ========
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

                           STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JULY 31, 1998
                                 (UNAUDITED

(in thousands)
INVESTMENT INCOME
Interest                                                           $  4,511

EXPENSES
Management fee                                          $  410
Service fee                                                138
Distribution fee - Class B                                 316
Distribution fee - Class C                                   1
Transfer agent                                             121
Bookkeeping fee                                             33
Trustees fee                                                 8
Audit fee                                                   10
Legal fee                                                    3
Custodian fee                                                3
Registration fee                                            11
Reports to shareholders                                      5
Other                                                        7
                                                        ------
                                                        $1,066
Fees waived by the Adviser                                (118)
Fees waived by the Distributor - Class C                   (a)          948
                                                        ------     --------
       Net Investment Income                                          3,563
                                                                   --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS Net realized gain on:
  Investments                                              370
  Closed futures contracts                                  18
                                                        ------
    Net Realized Gain                                                   388
Net unrealized depreciation during
  the period on:
  Investments                                           (1,572)
  Open futures contracts                                   (10)
                                                        ------
    Net Unrealized Depreciation                                      (1,582)
                                                                   --------
       Net Loss                                                      (1,194)
                                                                   --------
Increase in Net Assets from Operations                             $  2,369
                                                                   ========

(a) Rounds to less than one.

See notes to financial statements.

                    STATEMENT OF CHANGES IN NET ASSETS


                                                   (Unaudited)
                                                    Six months
                                                      ended      Year ended
(in thousands)                                        July 31     January 31
                                                    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS                      1998        1998(a)
Operations:
Net investment income                                 $  3,563     $  7,401
Net realized gain                                          388          435
Net unrealized appreciation (depreciation)              (1,582)       6,692
                                                      --------     --------
    Net Increase from Operations                         2,369       14,528
Distributions:
From net investment income - Class A                    (1,876)      (3,900)
In excess of net investment income - Class A              (116)         (29)
From net investment income - Class B                    (1,674)      (3,548)
In excess of net investment income - Class B              (103)         (26)
From net investment income - Class C                       (13)          (7)
In excess of net investment income - Class C                (1)         (b)
                                                      --------     --------
                                                        (1,414)       7,018
                                                      --------     --------
Fund Share Transactions:
Receipts for shares sold - Class A                       4,160        9,611
Value of distributions reinvested - Class A              1,228        2,170
Cost of shares repurchased - Class A                    (6,159)      (9,203)
                                                      --------     --------
                                                          (771)       2,578
                                                      --------     --------
Receipts for shares sold - Class B                       5,440        9,466
Value of distributions reinvested - Class B              1,179        2,088
Cost of shares repurchased - Class B                    (6,909)     (12,234)
                                                      --------     --------
                                                          (290)        (680)
                                                      --------     --------
Receipts for shares sold - Class C                         277          494
Value of distributions reinvested - Class C                  9            4
Cost of shares repurchased - Class C                        (1)         (25)
                                                      --------     --------
                                                           285          473
                                                      --------     --------
Net Increase (Decrease) from Fund Share
      Transactions                                        (776)       2,371
                                                      --------     --------
        Total Increase (Decrease)                       (2,190)       9,389

NET ASSETS
Beginning of period                                    164,885      155,496
                                                      --------     --------
End of period (net of overdistributed
  net investment income of
  $175 and $12, respectively)                         $162,695     $164,885
                                                      ========     ========

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                     (Unaudited)
                                                     Six months
                                                        ended      Year ended
                                                       July 31     January 31
                                                     ----------    ---------
                                                         1998        1998(a)
NUMBER OF FUND SHARES
Sold - Class A                                             535        1,262
Issued for distributions reinvested - Class A              158          285
Repurchased - Class A                                     (793)      (1,210)
                                                          ----       ------
                                                          (100)         337
                                                          ----       ------
Sold - Class B                                             700        1,239
Issued for distributions reinvested - Class B              152          275
Repurchased - Class B                                     (889)      (1,608)
                                                          ----       ------
                                                           (37)         (94)
                                                          ----       ------
Sold - Class C                                              36           64
Issued for distributions reinvested - Class C                1          (b)
Repurchased - Class C                                      (b)           (3)
                                                          ----       ------
                                                            37           61
                                                          ----       ------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

            NOTES TO FINANCIAL STATEMENTS
                   JULY 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Connecticut Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                     Average Net Assets         Annual Fee Rate
                     ------------------         ---------------
                     First $2 billion                0.50%
                     Over $2 billion                 0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $12,994 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $2, $65,720 and $4 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

                     Valuation of shares           Annual
                    outstanding on the 20th of      Fee
                   each month which were issued     Rate
                   ----------------------------     ----
                    Prior to November 30, 1994     0.10%
                   On or after December 1, 1994    0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


                         Notes to Financial Statements/July 31, 1998
-----------------------------------------------------------------------

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
Investment activity: During the six months ended July 31, 1998, purchases and sales of investments, other than short-term obligations, were $6,807,202 and $7,758,370, respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                 $11,835,845
   Gross unrealized depreciation                    (111,987)
                                                 -----------
           Net unrealized appreciation           $11,723,858
                                                 ===========

CAPITAL LOSS CARRYFORWARDS: At January 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     Year of                    Capital loss
                   expiration                   carryforward
                   ----------                   ------------
                      2003                       $ 1,133,000
                      2004                         2,209,000
                                                 -----------
                                                 $ 3,342,000
                                                 ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:
                                                    (Unaudited)
                                             Six months ended July 31
                                   -------------------------------------------
                                                      1998
                                   Class A           Class B          Class C
                                   -------           -------          -------
Net asset value -
   Beginning of period             $ 7.830           $ 7.830          $ 7.830
                                   -------           -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income(a)                           0.198             0.167            0.180(b)
Net realized and
 unrealized loss                    (0.073)           (0.073)          (0.073)
                                   -------           -------          -------
   Total from Investment
      Operations                     0.125             0.094            0.107
                                   -------           -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                 (0.184)           (0.154)          (0.167)
In excess of net
  investment income                 (0.011)           (0.010)          (0.010)
                                   -------           -------          -------
Total Distributions
  Declared to Shareholders          (0.195)           (0.164)          (0.177)
                                   -------           -------          -------
Net asset value -
  End of period                    $ 7.760           $ 7.760          $ 7.760
                                   -------           -------          -------
Total return(c)(d)                   1.62%(e)          1.22%(e)         1.38%(e)
                                   =======           =======          =======
RATIOS TO AVERAGE NET ASSETS
Expenses(f)(g)                       0.77%             1.52%            1.22%(b)
Net investment
  income(f)(g)                       4.73%             3.98%            4.28%(b)
Fees and expenses waived
  or borne by the
  Adviser(f)(g)                      0.14%             0.14%            0.14%
Portfolio turnover (e)                  4%                4%               4%
Net assets at end
  of period (000)                  $78,577           $83,358          $   760

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                   $ 0.006           $ 0.006          $ 0.006
(b) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized


                                                                FINANCIAL HIGHLIGHTS - CONT.

                                                               Year ended January 31
                                  ----------------------------------------------------------------------------
                                                      1998                                      1997
                                   Class A           Class B           Class C(b)        Class A       Class B
                                   -------           -------           ----------        -------       -------
Net asset value -
   Beginning of period             $ 7.490           $ 7.490            $7.710           $ 7.630       $ 7.630
                                   -------           -------            ------           -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income(a)                           0.385             0.328                0.(c)          0.393         0.338
Net realized and
 unrealized gain (loss)              0.344             0.344             0.124            (0.141)       (0.141)
                                   -------           -------            ------           -------       -------
   Total from Investment
      Operations                     0.729             0.672             0.297             0.252         0.197
                                   -------           -------            ------           -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                 (0.386)           (0.330)           (0.177)           (0.392)       (0.337)
In excess of net
  investment income                 (0.003)           (0.002)             --                --            --
                                   -------           -------            ------           -------       -------
Total Distributions
  Declared to Shareholders          (0.389)           (0.332)           (0.177)           (0.392)       (0.337)
                                   -------           -------            ------           -------       -------
Net asset value -
  End of period                    $ 7.830           $ 7.830            $7.830           $ 7.490       $ 7.490
                                   =======           =======            ======           =======       =======
Total return(d)(e)                  10.00%             9.19%             3.90%(f)          3.48%         2.71%
                                   =======           =======            ======           =======       =======
RATIOS TO AVERAGE NET ASSETS
Expenses                             0.63%(g)          1.37%(g)          1.09%(c)(h)(g)    0.59%(g)      1.34%(g)
Net investment
  income                             5.04%(g)          4.29%(g)          4.48%(c)(h)(g)    5.28%(g)      4.53%(g)
Fees and expenses waived
  or borne by the
  Adviser                            0.29%(g)          0.29%(g)          0.28%(h)(g)       0.31%(g)      0.31%(g)
Portfolio turnover                     12%                12%              12%               21%           21%
Net assets at end
  of period (000)                 $ 80,035          $ 84,370            $  480           $74,059       $81,437

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                                   $ 0.022           $ 0.022            $0.021           $ 0.023       $ 0.023
(b) Class C shares initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.


                                       FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                               Year ended January 31
               -----------------------------------------------------------------------------------------
                         1996                                1995                         1994
               Class A           Class B            Class A          Class B       Class A       Class B
               -------           -------           -------           -------       -------       -------

               $ 7.080           $ 7.080           $ 7.890           $ 7.890       $ 7.420       $ 7.420
               -------           -------           -------           -------       -------       -------


                 0.400             0.345             0.418             0.363         0.429         0.372

                 0.552             0.552            (0.809)           (0.809)        0.465         0.465
               -------           -------           -------           -------       -------       -------

                 0.952             0.897            (0.391)           (0.446)        0.894         0.837
               -------           -------           -------           -------       -------       -------


                (0.402)           (0.347)           (0.418)           (0.363)       (0.424)       (0.367)

                  --                --              (0.001)           (0.001)         --            --
               -------           -------           -------           -------       -------       -------

                (0.402)           (0.347)           (0.419)           (0.364)       (0.424)       (0.367)
               -------           -------           -------           -------       -------       -------

               $ 7.630           $ 7.630           $ 7.080           $ 7.080       $ 7.890       $ 7.890
               =======           =======           =======           =======       =======       =======
                13.77%            12.93%           (4.85)%           (5.57)%        12.30%        11.49%
               =======           =======           =======           =======       =======       =======

                0.51%(g)           1.25%(g)          0.32%(g)          1.07%(g)      0.22%         0.97%

                 5.42%(g)          4.68%(g)          5.81%(g)          5.06%(g)      5.48%         4.73%


                 0.42%(g)          0.42%(g)          0.55%(g)          0.55%(g)      0.65%         0.65%
                   13%               13%               22%               22%            5%            5%

               $80,039           $82,785           $74,616           $73,580       $91,436       $71,791


               $ 0.031           $ 0.031           $ 0.039           $ 0.039       $ 0.051       $ 0.051

(f) Not annualized
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years'
    ratios are net of benefits received, if any.
(h) Annualized

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .............   press 1

For account information ..............................................   press 2

To speak to a service representative .................................   press 3

For yield and total return information ...............................   press 4

For duplicate statements or new supply of checks .....................   press 5

To order duplicate tax forms and year-end statements .................   press 6
(February through May)

To review your options at any time during your call ..................   press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FUNDS DISTRIBUTOR INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Connecticut Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of Liberty Funds Distributors Performance Update.


*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds -- will change its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

[Logo] LIBERTY
       COLONIAL FUNDS o STEIN ROE ADVISOR FUNDS o NEWPORT FUNDS
       Liberty Funds Distributor, Inc. (C)1998
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                   CT-03/737F-0798 (9/98) 98/932